Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	Skillful Craftsman Education Technology Ltd
Title of 12(b) Security	Ordinary shares, par value$0.0002 per share
Trading Symbol	EDTK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	12,000,000
Entity Central Index Key	0001782309
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false